INCOME TAXES (Details Narrative)			3 Months Ended				12 Months Ended
	Jan. 17, 2019 USD ($)	Jan. 17, 2019 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 HKD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020
Operating Loss Carryforwards [Line Items]
U.S federal income tax rate			21.00%	21.00%	21.00%		21.00%	21.00%	21.00%	21.00%
Effective income tax rate reconciliation, foreign income tax rate differential, percent			11.30%	11.30%	11.30%	16.50%
Effective income tax percentage			2.50%	2.50%	2.50%		11.20%	11.20%	11.20%	(9.20%)
People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax percentage	20.00%	20.00%	25.00%	25.00%	25.00%		25.00%	25.00%	25.00%
Income Tax Examination, Description	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced to 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced to 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises	On January 17, 2019, the State Taxation Administration issued the notice on the scope of small-scale and low-profit corporate income tax preferential policies of the Ministry of Finance and the State Administration of Taxation, [2019] No. 13 for small-scale and low-profit enterprises whose annual taxable income is less than RMB1,000,000 (including RMB1,000,000), approximately $142,209, their income is reduced to 25% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 5%. While for the portion of annual taxable income exceeding RMB1,000,000, approximately $142,209, but not more than RMB3,000,000, approximately $426,627, the income is reduced to 50% to the taxable income, and enterprise income tax is paid at 20% tax rate, which is essentially resulting in a favorable income tax rate of 10%. The qualifications of small-scale and low-profit enterprises were examined annually by the Tax Bureau. All of the Company’s PRC subsidiaries met the criteria of small-scale and low-profit enterprises
Annual taxable income | ¥					¥ 1,000,000				¥ 10,000
Up To HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent			8.25%	8.25%	8.25%		8.25%	8.25%	8.25%
Income tax assessable profit			$ 289,855	$ 2,000,000			$ 289,855	$ 2,000,000
Over HK$2,000,000 [Member] | Inland Revenue, Hong Kong [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, foreign income tax rate differential, percent			16.50%	16.50%	16.50%		16.50%	16.50%	16.50%
Income tax assessable profit | $				$ 2,000,000				$ 2,000,000
25% to the Taxable Income [Member] | People's Republic of China [Member]
Operating Loss Carryforwards [Line Items]
Annual taxable income | $	$ 142,209
25% to the Taxable Income [Member] | People's Republic of China [Member] | R M B [Member]
Operating Loss Carryforwards [Line Items]
Annual taxable income | ¥		¥ 1,000,000
25% to the Taxable Income [Member] | People's Republic of China [Member] | Maximum [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax percentage	10.00%	10.00%	5.00%	5.00%	5.00%
Annual taxable income	$ 426,627	¥ 3,000,000